Exhibit 2 . Conditions of the most significant loans (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 38,239,139	$ 38,062,645
Bonds domestic currency One [Member]
Disclosure of detailed information about borrowings [line items]
Company	Ecopetrol S.A.
Issue date	2010-12
Expiry date	2020-12
Currency	COP
Disbursement	$ 479,900
Borrowings	$ 479,900	479,900
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Half-yearly
Bonds domestic currency Two [Member]
Disclosure of detailed information about borrowings [line items]
Company	Ecopetrol S.A.
Issue date	2010-12
Expiry date	2040-12
Currency	COP
Disbursement	$ 284,300
Borrowings	$ 284,300	284,300
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Half-yearly
Bonds domestic currency Three [Member]
Disclosure of detailed information about borrowings [line items]
Company	Ecopetrol S.A.
Issue date	2013-08
Expiry date	2023-08
Currency	COP
Disbursement	$ 168,600
Borrowings	$ 168,600	168,600
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Half-yearly
Bonds domestic currency Four [Member]
Disclosure of detailed information about borrowings [line items]
Company	Ecopetrol S.A.
Issue date	2013-08
Expiry date	2028-08
Currency	COP
Disbursement	$ 347,500
Borrowings	$ 347,500	347,500
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Half-yearly
Bonds domestic currency Five [Member]
Disclosure of detailed information about borrowings [line items]
Company	Ecopetrol S.A.
Issue date	2013-08
Expiry date	2043-08
Currency	COP
Disbursement	$ 262,950
Borrowings	$ 262,950	262,950
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Half-yearly
Local Currency Syndicated Loan One [Member]
Disclosure of detailed information about borrowings [line items]
Company	Oleoducto Bicentenario S.A.S
Issue date	2012-07
Expiry date	2024-07
Currency	COP
Disbursement	$ 2,100,000
Borrowings	$ 1,021,890	1,191,050
Interest rate	Floating
Amortization of the principal	Quarterly
Payment of interest	Quarterly
Local Currency Syndicated Loan Two [Member]
Disclosure of detailed information about borrowings [line items]
Company	ODL Finance S.A.
Issue date	2013-08
Expiry date	2020-08
Currency	COP
Disbursement	$ 800,000
Borrowings	$ 312,608	224,000
Interest rate	Floating
Amortization of the principal	Quarterly
Payment of interest	Quarterly
Commercial Loan [Member]
Disclosure of detailed information about borrowings [line items]
Company	Bioenergy
Issue date	2011-08
Expiry date	2031-12
Currency	COP
Disbursement	$ 505,723
Borrowings	$ 530,733	444,157
Interest rate	Floating
Amortization of the principal	Monthly
Payment of interest	Monthly
Bonds Foreign currency One [Member]
Disclosure of detailed information about borrowings [line items]
Company	Ecopetrol S.A.
Issue date	2013-09
Expiry date	2023-09
Currency	USD
Disbursement	$ 1,300
Borrowings	$ 1,300	1,300
Interest rate	Fixed
Amortization of the principal	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Two [Member]
Disclosure of detailed information about borrowings [line items]
Company	Ecopetrol S.A.
Issue date	2013-09
Expiry date	2043-09
Currency	USD
Disbursement	$ 850
Borrowings	$ 850	850
Interest rate	Fixed
Amortization of the principal	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Three [Member]
Disclosure of detailed information about borrowings [line items]
Company	Ecopetrol S.A.
Issue date	2014-05
Expiry date	2045-05
Currency	USD
Disbursement	$ 2,000
Borrowings	$ 2,000	2,000
Interest rate	Fixed
Amortization of the principal	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Four [Member]
Disclosure of detailed information about borrowings [line items]
Company	Ecopetrol S.A.
Issue date	2014-09
Expiry date	2025-05
Currency	USD
Disbursement	$ 1,200
Borrowings	$ 1,200	1,200
Interest rate	Fixed
Amortization of the principal	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Five [Member]
Disclosure of detailed information about borrowings [line items]
Company	Ecopetrol S.A.
Issue date	2015-06
Expiry date	2026-06
Currency	USD
Disbursement	$ 1,500
Borrowings	$ 1,500	1,500
Interest rate	Fixed
Amortization of the principal	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Six [Member]
Disclosure of detailed information about borrowings [line items]
Company	Ecopetrol S.A.
Issue date	2016-06
Expiry date	2023-09
Currency	USD
Disbursement	$ 500
Borrowings	$ 500	500
Interest rate	Fixed
Amortization of the principal	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Seven [Member]
Disclosure of detailed information about borrowings [line items]
Company	Oleoducto Central S.A.
Issue date	2014-05
Expiry date	2021-05
Currency	USD
Disbursement	$ 500
Borrowings	$ 506	500
Interest rate	Fixed
Amortization of the principal	Bullet
Payment of interest	Half-yearly
International commercial credits - Refineria de Cartagena One [Member]
Disclosure of detailed information about borrowings [line items]
Company	Ecopetrol S.A.
Issue date	2017-12
Expiry date	2027-12
Currency	USD
Disbursement	$ 2,001
Borrowings	$ 1,530	1,742
Interest rate	Fixed
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
International commercial credits - Refineria de Cartagena Two [Member]
Disclosure of detailed information about borrowings [line items]
Company	Ecopetrol S.A.
Issue date	2017-12
Expiry date	2027-12
Currency	USD
Disbursement	$ 76
Borrowings	$ 58	66
Interest rate	Floating
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
International commercial credits - Refineria de Cartagena Three [Member]
Disclosure of detailed information about borrowings [line items]
Company	Ecopetrol S.A.
Issue date	2017-12
Expiry date	2027-12
Currency	USD
Disbursement	$ 73
Borrowings	$ 56	63
Interest rate	Fixed
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
International commercial credits - Refineria de Cartagena Four [Member]
Disclosure of detailed information about borrowings [line items]
Company	Ecopetrol S.A.
Issue date	2017-12
Expiry date	2027-12
Currency	USD
Disbursement	$ 159
Borrowings	$ 121	138
Interest rate	Floating
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
International commercial credits - Refineria de Cartagena Five [Member]
Disclosure of detailed information about borrowings [line items]
Company	Ecopetrol S.A.
Issue date	2017-12
Expiry date	2025-12
Currency	USD
Disbursement	$ 359
Borrowings	$ 288	$ 321
Interest rate	Floating
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly